THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)		September 30, 2020

			Percent
No. of		Fair	of Net
Shares	Security	Value	Assets

Common Stock — 93.82%
Advertising — 0.98%
17,914	DKSH Holding AG	$1,252,761	0.98%
	An international marketing and services group. The company offers a comprehensive package of services that includes organizing and running the entire value chain for any product.
	(Cost $1,176,534)
		1,252,761	0.98%

Banks — 3.29%
10,700	Cembra Money Bank AG	1,274,101	1.00%
	Provides financial services. The company's services include personal loans, vehicle financing, credit cards and savings and insurance services.
	(Cost $636,061)
87,000	Credit Suisse Group AG	875,350	0.68%
	A global diversified financial services company with significant activity in private banking, investment banking and asset management.
	(Cost $1,092,254)
184,000	UBS Group AG	2,062,803	1.61%
	Provides retail banking, corporate and institutional banking, wealth management, asset management and investment banking.
	(Cost $2,541,374)
		4,212,254	3.29%

Building Materials — 3.78%
145	Belimo Holding AG	1,098,449	0.86%
	Market leader in damper and volume control actuators for ventilation and air-conditioning equipment.
	(Cost $344,115)
660	Forbo Holding AG	1,086,171	0.85%
	Produces floor coverings, adhesives and belts for conveying and power transmission.
	(Cost $1,054,700)
2,550	Geberit AG	1,514,874	1.18%

Manufactures and supplies water supply pipes and fittings, installation, and drainage and flushing systems such as visible cisterns other sanitary systems for the commercial and residential construction markets.

	(Cost $1,228,762)
4,600	Sika AG	1,133,039	0.89%

Manufactures construction materials, producing concrete and mixtures, mortar, sealants and adhesives, tooling resins, anti-static industrial flooring, and acoustic materials. The company serves customers worldwide.

	(Cost $667,980)
		4,832,533	3.78%

Commercial Services — 0.88%
418	SGS SA	1,123,311	0.88%
	Provides industrial inspection, analysis, testing, and verification services.
	(Cost $1,065,433)
		1,123,311	0.88%

Computers — 4.81%
66,542	Logitech International SA	5,191,543	4.06%

Engages in the development and marketing of hardware and software products that enable or enhance digital navigation, music and video entertainment, gaming, social networking and audio and video communication.

	(Cost $902,190)
34,359	SoftwareONE Holding AG [1]	962,987	0.75%
	Provides IT services. The Company offers cloud computing, portfolio management, procurment, unified communication, and other related solutions.
	(Cost $662,431)
		6,154,530	4.81%

Diversified Financial Services — 3.48%
49,200	Julius Baer Group Ltd.	2,102,949	1.64%

Provides private banking services. The company advises on wealth management, financial planning and investments; offers mortgage and other lending, foreign exchange, securities trading, custody and execution services.

	(Cost $2,282,383)
26,333	VZ Holding AG	2,355,997	1.84%

Provides independent financial advice to private individuals and companies. The company consults on investment, tax and inheritance planning and provides advice regarding insurance products and coverage.

	(Cost $868,562)
		4,458,946	3.48%

Electric — 1.64%
19,654	BKW AG	2,098,566	1.64%

Provides energy supply services. The company focuses on the production, transportation, trading and sale of energy. In addition to energy supply, the company also develops, implements and operates energy solutions for its clients.

	(Cost $1,253,650)
		2,098,566	1.64%

Electronics — 2.34%
117,603	ABB Ltd.	3,001,677	2.34%
	Provides power and automation technologies. The company operates under segments that include power products, power systems, automation products, process automation, and robotics.
	(Cost $2,789,788)
		3,001,677	2.34%

Food — 17.88%
192,300	Nestle SA	22,885,531	17.88%
	One of the world's largest food and beverage processing companies.
	(Cost $12,374,998)
		22,885,531	17.88%

Hand/Machine Tools — 0.97%
4,550	Schindler Holding AG	1,245,524	0.97%

Manufactures and installs elevators, escalators, and moving walkways internationally. The company's products are used in airports, subway stations, railroad terminals, shopping centers, cruise ships, hotels, and office buildings. The company also offers maintenance services.

	(Cost $977,749)
		1,245,524	0.97%

Healthcare-Products — 4.53%
125,416	Eyesense AG, Series A [1,2,3]	58,698	0.04%
	A spin-out from Ciba Vision AG. Develops novel ophthalmic self- diagnostic systems for glucose monitoring of diabetes patients.
	(Cost $3,007,048)
5,486	Sonova Holding AG	1,394,862	1.09%
	Designs and produces wireless analog and digital in-the-ear and behind-the-ear hearing aids and miniaturized voice communications systems.
	(Cost $846,271)
311,950	Spineart SA [1,2,3]	1,697,687	1.33%
	Designs and markets an innovative full range of spine products, including fusion and motion preservation devices, focusing on easy to implant high-end products to simplify the surgical act.
	(Cost $2,193,373)
5,295	Tecan Group AG	2,645,339	2.07%
	Manufactures and distributes laboratory automation components and systems. The products are mainly used by research and diagnostic laboratories.
	(Cost $492,937)
		5,796,586	4.53%

Healthcare-Services — 0.65%
11,900	Galenica AG	831,543	0.65%
	Retails pharmaceutical products, and services customers in Switzerland. The Company offers health, beauty, and related products and services.
	(Cost $613,838)
		831,543	0.65%

Insurance — 9.85%
11,780	Baloise Holding AG	1,737,350	1.36%
	Offers group and individual life, health, accident, liability property, and transportation insurance to customers in Europe. The Company also offers private banking and asset management services.
	(Cost $1,835,913)
17,064	Helvetia Holding AG	1,454,271	1.14%

Provides a broad range of life, casualty, liability, accident and transportation insurance in Switzerland and in other European countries. The Company insures individuals, property such as vehicles and buildings, and consumer goods and personal belongings

	(Cost $1,861,988)
9,027	Swiss Life Holding AG	3,424,119	2.67%
	Provides life insurance and institutional investment management.
	(Cost $3,134,819)
15,082	Swiss Re AG	1,120,870	0.88%
	Offers reinsurance, insurance, and insurance linked financial market products.
	(Cost $1,232,206)
13,950	Zurich Insurance Group AG	4,869,404	3.80%

Provides insurance-based financial services. The company offers general and life insurance products and services for individuals, small businesses, commercial enterprises, mid-sized and large corporations, and multinational companies.

	(Cost $4,632,059)
		12,606,014	9.85%

Metal Fabricate/Hardware — 1.06%
13,400	SFS Group AG	1,351,303	1.06%
	Provides automotive products, building and electronic components, flat roofing and solar fastening systems. The company operates production facilities in Asia, Europe and North America.
	(Cost $899,579)
		1,351,303	1.06%

Miscellaneous Manufacturing — 1.12%
14,620	Stadler Rail AG	609,465	0.48%
	Engineers and manufactures trains. The company offers suburban and regional transport trains, light rail vehicles, and trams.
	(Cost $608,027)
10,200	Sulzer AG	822,106	0.64%

Manufactures machinery and equipment, and operates in a surfacing technology business. The Company provides pumping and surface technology solution and services, services and repair of thermal turbo machinery, and service for separation and static mixing.

	(Cost $964,564)
		1,431,571	1.12%

Packaging & Containers — 1.76%
112,100	SIG Combibloc Group AG 1	2,256,032	1.76%
	The company, through its subsidiaries, manufactures and produces bottling machines and systems for the food and beverage industries. The company serves customers worldwide.
	(Cost $1,283,518)
		2,256,032	1.76%

Pharmaceuticals — 25.95% [6]
185,000	Novartis AG	16,090,721	12.57%
	One of the leading manufacturers of branded and generic pharmaceutical products.
	(Cost $10,468,595)
49,901	Roche Holding AG	17,117,061	13.38%

Develops and manufactures pharmaceutical and diagnostic products. Produces prescription drugs to treat cardiovascular, infectious and autoimmune diseases and for other areas including dermatology and oncology.

	(Cost $9,346,153)
		33,207,782	25.95%

Private Equity — 1.87%
2,602	Partners Group Holding AG	2,400,495	1.87%

A global private markets investment management firm with investment programs under management in private equity, private real estate, private infrastructure and private debt. The firm manages a broad range of customized portfolios for an international clientele of institutional investors. Partners Group is headquartered in Zug, Switzerland.

	(Cost $1,910,370)
		2,400,495	1.87%

Retail — 5.22%
63,300	Cie Financiere Richemont SA	4,251,004	3.32%
	Manufactures and retails luxury goods. Produces jewelry, watches, leather goods, writing instruments and men’s and women’s wear.
	(Cost $4,873,700)
54,000	Swatch Group AG - Registered Shares	2,433,306	1.90%
	Manufactures finished watches, movements and components. Produces components necessary to its various watch brand companies. The company also operates retail boutiques.
	(Cost $4,777,022)
		6,684,310	5.22%

Semiconductors — 1.76%
69,441	AMS AG	1,581,932	1.24%
	Designs and manufactures advanced sensor solutions. The company also delivers a broad range of technology solutions for consumer electronics and communication device manufactures.
	(Cost $1,039,726)
12,734	Sensirion Holding AG [1]	669,445	0.52%

The company, through its subsidiaries, manufactures gas and liquid flow sensors for the measurement of humidity and temperature, volatile organic compounds and carbon dioxide. The company serves automotive, industrial, medical, and consumer goods sectorsworldwide.

	(Cost $482,983)
		2,251,377	1.76%

	Total Common Stock
	(Cost $88,423,653)	120,082,646	93.82%

Preferred Stock — 0.03%
Biotechnology — 0.01%
8,400	Ixodes AG, Series B [1,2,3,4]	7,863	0.01%
	Develops and produces a topical product for the treatment of borreliosis infection and the prevention of Lyme disease from a tick bite.
	(Cost $2,252,142)
		7,863	0.01%

Industrial Goods & Services — 0.02%
500,863	SelFrag AG Class A [1,2,3]	27,258	0.02%
	Designs, manufactures and sells industrial machines and processes using selective fragmentation technology.
	(Cost $1,932,198)
		27,258	0.02%

	Total Preferred Stock
	(Cost $4,184,340)	35,121	0.03%

Limited Partnership — 0.83%
Biotechnology — 0.83%
3,294,705	Aravis Biotech II, Limited Partnership [1,3,4]	1,060,402	0.83%
	Makes early stage venture investments in the biotechnology & pharmaceuticals industry.
	(Cost $1,810,184)
		1,060,402	0.83%

	Total Limited Partnership
	(Cost $1,810,184)	1,060,402	0.83%

Short-Term Investment — 1.63%
2,081,193	U.S. Bank Money Market Deposit Account, 0.025% [5]	2,081,193	1.63%
	(Cost $2,081,193)
		2,081,193	1.63%

	Total Short-Term Investment
	(Cost $2,081,193)	2,081,193	1.63%

	Total Investments
	(Cost $96,499,370)	123,259,362	96.31%

	Other Assets Less Liabilities	4,727,579	3.69%
	Net Assets	$127,986,941	100.00%

Net Asset Value Per Share:
	($127,986,941 ÷13,225,579 shares outstanding, $0.001 par value: 50 million shares authorized)		$9.68

See Notes to Schedule of Investments

THE SWISS HELVETIA FUND, INC.
Schedule of Investments by Industry (Unaudited)	September 30, 2020

(continued)

[1] Non-income producing security.
[2] Value determined using significant unobservable inputs.
[3] Illiquid. There is not a public market for these securities in the United States or in any foreign jurisdiction, including Switzerland. Securities are priced at Fair Value in accordance with the Fund's valuation policy and procedures. At the end of the period, the aggregate Fair Value of these securities amounted to $2,851,908 or 2.23% of the Fund's net assets. Additional information on these securities is as follows:

Security	Acquisition Date	Cost
Aravis Biotech II, Limited Partnership	July 31, 2007 – May 29, 2018	$1,810,184
Eyesense AG – Common Shares	July 22, 2010 – October 3, 2011	3,007,048
Ixodes AG – Preferred Shares B	April 7, 2011 – June 1, 2012	2,252,142
SelFrag AG – Class A – Preferred Shares	December 15, 2011 – January 28, 2014	1,932,198
Spineart SA – Common Shares	December 22, 2010 - May 27, 2020	2,193,373
		$11,194,945

[4] Affiliated Company. An affiliated company is a company in which the Fund has ownership of at least 5% of the company's outstanding voting securities or an equivalent interest in the company. Details related to affiliated company holdings are as follows:

					Change in
	Fair Value	Gross	Gross	Realized	Unrealized	Interest	Fair Value
Name of Issuer	as of 12/31/19	Additions	Reductions	Gain/(Loss)	Gain/(Loss)	Income	as of 9/30/20
Aravis Biotech II, Limited Partnership	$1,059,436	$-	$-	$-	$966	$-	$1,060,402
Ixodes AG – Preferred Shares B	7,460	-	-	-	403	-	7,863
	$1,066,896	$-	$-	$-	$1,369	$-	$1,068,265

5 Rate shown is the seven day annualized yield as of September 30, 2020.
6  The Fund has a fundamental investment policy that prohibits it from investing 25% or more of its total assets in a particular industry. As of September 30, 2020, the Fund had more than 25% of its total assets invested in the pharmaceuticals industry as a result of the appreciation of the value of its existing investments. The Fund will not invest in any additional companies in the industry until such time that the percentage of the Fund’s total assets invested in that industry is below 25%.

See Notes to Schedule of Investments

PORTFOLIO HOLDINGS
% of Net Assets as of September 30, 2020
Pharmaceuticals	25.95%
Food	17.88%
Insurance	9.85%
Retail	5.22%
Computers	4.81%
Healthcare-Products	4.53%
Building Materials	3.78%
Diversified Financial Services	3.48%
Banks	3.29%
Electronics	2.34%
Private Equity	1.87%
Packaging & Containers	1.76%
Semiconductors	1.76%
Electric	1.64%
Short-Term Investment	1.63%
Miscellaneous Manufacturing	1.12%
Metal Fabricate/Hardware	1.06%
Advertising	0.98%
Hand/Machine Tools	0.97%
Commercial Services	0.88%
Biotechnology	0.84%
Healthcare - Services	0.65%
Industrial Goods & Services	0.02%
Other Assets Less Liabilities	3.69%
100.00%

TOP 10 PORTFOLIO HOLDINGS
% of Net Assets as of September 30, 2020
Nestle SA	17.88%
Roche Holding AG	13.38%
Novartis AG	12.57%
Logitech International SA	4.06%
Zurich Insurance Group AG	3.80%
Cie Financiere Richemont SA	3.32%
Swiss Life Holding AG	2.67%
ABB Ltd.	2.34%
Tecan Group AG	2.07%
Swatch Group AG - Registered Shares	1.90%

THE SWISS HELVETIA FUND, INC.

Notes to Schedule of Investments (Unaudited)

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical assets and liabilities

Level 2—other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020:

TOPIC 820 TABLE

Investments in Securities*	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV**	Total
Common Stock	$118,326,261	$-	$1,756,385	$-	$120,082,646
Preferred Stock	-	-	35,121	-	35,121
Limited Partnership	-	-	-	1,060,402	1,060,402
Money Market Deposit Account	-	2,081,193	-	-	2,081,193

Total Investments in Securities	$118,326,261	$2,081,193	$1,791,506	$1,060,402	$123,259,362

*	Please see the Schedule of Investments for industry classifications.
**
As of September 30, 2020, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with ASU 2015-07. The fair value amount presented in this table is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the schedule of investments.

The Fund values its investment in a private equity limited partnership in accordance with Accounting Standards Codification 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (Or its Equivalent)” (“ASC 820-10-35”). ASC 820-10-35 permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the NAV of the investment is not as of the Fund’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. Inputs and valuation techniques for these adjustments may include fair valuations of the partnership and its portfolio holdings provided by the partnership’s general partner or manager, other available information about the partnership’s portfolio holdings, values obtained on redemption from other limited partners, discussions with the partnership’s general partner or manager and/or other limited partners and comparisons of previously-obtained estimates to the partnership’s audited financial statements. In using the unadjusted NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered. Attributes of those investments include the investment strategies of the privately held companies and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments.

Level 3 securities, which are listed in Note 3 to the Schedule of Investments, consist of the Fund’s investments in privately-held companies.

Inputs and valuation techniques used by the Fund to value its Level 3 investments in privately-held companies may include the following: acquisition cost; fundamental analytical data; discounted cash flow analysis; nature and duration of restrictions on disposition of the investment; public trading of similar securities of similar issuers; economic outlook and condition of the industry in which the issuer participates; financial condition of the issuer; and the issuer’s prospects, including any recent or potential management or capital structure changes. Although these valuation inputs may be observable in the marketplace as is characteristic of Level 2 investments, the privately-held companies, categorized as Level 3 investments, generally are highly illiquid in terms of resale.

When valuing Level 3 investments, management also may consider potential events that could have a material impact on the operations of a privately-held company. Not all of these factors may be considered or available, and other relevant factors may be considered on an investment-by-investment basis.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

LEVEL 3 ROLLFORWARD TABLE

	Common Stock	Preferred Stock	Total
Balance as of December 31, 2019	$1,567,283	$131,596	$1,698,879
Change in Unrealized Appreciation/Depreciation (a)	619,058	(96,475)	522,583
Net Realized Gain (Loss)	(54,751)	-	(54,751)
Gross Purchases	-	-	-
Gross Sales	(375,205.00)	-	(375,205)
Transfer out of Level 3	-	-	-
Balance as of September 30, 2020	$1,756,385	$35,121	$1,791,506

(a)	The noted amounts of change in unrealized appreciation/depreciation relate to the fair value of Level 3 assets held on September 30, 2020.